RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 23 - RELATED PARTIES

a.	Transactions with related parties:

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	1,863	3,550	2,671
Payroll to directors	229	228	176
Transactions - associated companies	-	3,474	2,202

b.	Balances with related parties:

	December 31,
	2025	2024
	US Dollars in thousands
Receivables – associated companies	-	3,903
Trade payables – related companies and parties	102	83
Other payables – related companies and parties	44	37

c.	Related parties' employment terms:

1.	Employment terms of controlling shareholder and director – Mr. Yair Nechmad – for his service as the Company’s CEO:

Payments of management and consulting fee to Mr. Yair Nechmad for serving as CEO are made under a November 2016 agreement (in this paragraph (1), the "Agreement"). Under the Agreement, the services are provided by Mr. Nechmad through Yair Nechmad Ltd., which is fully controlled by Mr. Yair Nechmad, in consideration for a management fee at a monthly cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. Yair Nechmad, effective January 1, 2021, as follows: The management fee of Mr. Yair Nechmad, CEO of the Company, through Yair Nechmad Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. Yair Nechmad, in which the monthly management fee was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2025 accounted to NIS 155 thousand ($45 thousand).

Arnon Nechmad, the son of Yair Nechmad, was hired by a wholly-owned subsidiary of the Company, in November 2021, prior to that he was an employee of another wholly-owned subsidiary of the Company and, in 2023 became an employee of the Company. Mr. Nechmad received compensation of approximately $87 thousands, $91 thousands and $81 thousands in 2025, 2024 and 2023, respectively. The company granted to Mr. Nechmad 32 RSUs in the May 12, 2025 grant. As of October 2025, Arnon no longer serves as an employee of the company.

Tal Tannenbaum, who became the daughter-in-law of Yair Nechmad in August 2022, has been a part-time employee of the Company since December 2021. Ms. Tannenbaum received compensation of approximately $76 thousand, $80 thousand and $55 in 2025, 2024 and 2023 respectively. The company granted to Ms. Tannenbaum 53 RSUs in the May 12, 2025 grant.

2.	The employment terms of controlling shareholder and director, Mr. David Ben Avi, for his service as the Company’s CTO:

Payment of management and consulting fees to Mr. David Ben Avi for his services as the Company’s CTO is governed by a November 2016 agreement, under which services are provided through David Ben Avi Holdings Ltd., a company fully controlled by Mr. Ben Avi. The monthly management fee was initially set at NIS 50 thousand ($14.5 thousand) and was revised, following approvals by the Board of Directors and shareholders, to NIS 150 thousand ($46 thousand) effective January 1, 2021. Subsequently, on May 4, 2021, the engagement was further revised to a monthly fee of NIS 140 thousand ($43 thousand), effective upon completion of the Company’s IPO on May 13, 2021, with an annual increase of 2.5%. Accordingly, the monthly fee for each of the 12 months ended December 31, 2025 amounted to NIS 155 thousand ($45 thousand).

The total expenses related to Oded Frenkel, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Chief Customer Officer in 2025, 2024 and 2023 was $265 thousand, $204 thousand and $212 thousand, respectively. In 2025  Mr. Frenkel received 1,383 RSUs, In 2024 Mr. Frenkel received 2,500 RSUs, and in 2023 options to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, and in 2022 options to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share.

The total expenses related to Reuven Amar, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Engineering Lab Manager in 2025, 2024 and 2023 was $176 thousand, $172 thousand and $177 thousand, respectively. The company granted to Mr. Amar 66 RSUs in the May 12, 2025 grant. In 2023 Mr. Amar received options to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, and in 2022 options to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share.

3.	Payments to Mr. Eran Havshush - Director of the board

On July 2024, Mr. Havshush was appointed as a member of the Board of the Company. Mr. Havshush, has been acting as a consultant to the Company since 2012, providing services related to taxation, capital investments, and other financial and accounting matters. Previously, he served as the Company’s auditor from 2006 to 2009. Furthermore, Mr. Havshush provides audit, tax, and consulting services on an ongoing basis to the Company’s controlling shareholders, Mr. Yair Nechmad, Mr. Amir Nechmad, and Mr. David Ben-Avi. During years 2025, 2024, and 2023, the fees paid by the Company to Mr. Havshush were $87 thousands, $82 thousands, and $88 thousands, respectively.

A. Omer & Co., an Israeli accounting firm where Mr. Havshush serves as a partner, has provided payroll and bookkeeping services to the Company and its Israeli subsidiaries since 2018. During the years 2025, 2024 and 2023 the fees paid by the Company to A. Omer & Co. were $46, $32, and $64, respectively. On May 29, 2024, the Company, Mr. Havshush, and A. Omer & Co. entered into a new service agreement (the “New Service Agreement”), under which Mr. Havshush will continue to provide services related to accounting, tax reporting and compliance, mergers and acquisitions in Israel, employee stock option plans, and other tax-related matters. Under this agreement, he will receive a monthly fee ranging from approximate amounts of $5 thousands to $8 (NIS 20 thousands to NIS 30 thousands, respectively), depending on hours worked. Additionally, he will receive compensation for services rendered in connection with completed acquisitions, offerings, or other special projects, equal to up to three times his monthly fees. Under the New Service Agreement, A. Omer & Co. will continue to provide payroll, bookkeeping, and tax-related services to the Company and affiliated entities. Fees for these services will be based on hourly rates of approximately $54 to $68 (between NIS 200 and NIS 250, respectively), subject to a 25% discount. The fees paid to Mr. Havshush and A. Omer & Co. pursuant to the New Service Agreement are in addition to the director fees paid to Mr. Havshush for his service as a director of the Company.

4.	Directors insurance:

The Company has a directors and office holders insurance policy with limit of liability of NIS 69 million ($20 million) for any one occurrence and in the aggregate plus excess limit of $5 million side A Insurance for the directors & officers only.